In-Licensing and Collaboration Agreements	12 Months Ended
Dec. 31, 2025
License And Collaboration Agreements [Abstract]
In-Licensing and Collaboration Agreements
5.
In-Licensing
and Collaboration Agreements
From time to time, the Company enters into asset purchase and license agreements with third parties as a purchaser or licensee. These arrangements are generally accounted for as asset acquisitions, as the fair value of the consideration is concentrated in a single identifiable asset or group of similar identifiable assets. Given their stage of development, these assets typically have no alternative future use and are expensed as of the acquisition date.
The Regents of the University of California License Agreements
In September 2016, the Company entered into a license agreement with Regents of the University of California, San Francisco (“UCSF”) and was granted certain worldwide exclusive licenses to use the licensed compounds (the “UCSF License”). The UCSF License was subsequently amended and terminated in June 2021. However, certain terms survived the termination of the UCSF License. Upon a change of control or an initial public offering, Legacy BBOT was required to make a payment to UCSF (“Indexed Milestone Payment”). The Company believes that no such payment will be due now or in the future.
Under the UCSF License, UCSF received a right but not an obligation to purchase up to 10% of securities in any offering on the same terms as other investors (“Participation Right”), which survived the termination of the UCSF License. Because UCSF was not notified of the Series B financing at the time it was completed in May 2024, the Participation Right was extended through March 29, 2025. As a result, UCSF received the right to purchase up to 2,509,446 shares of the Series B redeemable convertible preferred stock at the original issue price of $8.8554 per share. As of December 31, 2024, the Company recognized a liability of $22.2 million in connection with the Participation Right. In March 2025, UCSF elected to exercise the Participation Right in full. The Participation Right was settled in full in April 2025 (Note 8) and was no longer outstanding as of December 31, 2025.
Leidos Biomedical Research License and Cooperative Research and Development Agreements
In March 2017, the Company entered into a cooperative research and development agreement (“Leidos CRADA”) with Leidos Biomedical Research, Inc. (“Leidos”). The Company and Leidos executed subsequent amendments to the Leidos CRADA between January 2018 and September 2025 to clarify the scope and provide for term extensions. In December 2018, the Company and Leidos entered into a license agreement (“Initial Leidos License”), under which the Company was granted certain worldwide exclusive licenses to use the licensed compounds for its drug discovery and development initiatives. The Initial Leidos License was terminated in 2021. The Company and Leidos subsequently entered into three additional license agreements (“Additional Leidos Licenses”), including two related to KRAS G12C inhibitor and P13Ka breaker compounds that were executed in August 2022, and one related to the PanKRAS inhibitor executed in December 2023. The Leidos CRADA, Initial Leidos License, and Additional Leidos Licenses are referred to as the “Leidos Agreements.” In December 2025, the Company and Leidos executed an amendment to extend the expiration date of the Leidos CRADA by nine months to September 2026. In December 2025, the Company and Leidos amended the Leidos Agreements to introduce an additional $1.5 million in contingent development milestone payments.
Under the Additional Leidos Licenses, the Company previously incurred initial upfront fees of $1.8 million. The Company is required to pay Leidos annual license maintenance fees of $0.5 million, as well as royalties on net sales for such licensed compounds calculated using low single-digit percentages of annual net sales of licensed products. The Company’s obligation to pay royalties continues on a country-by-country
basis until the expiration of all licensed patent rights covering licensed products in such country. Leidos is also entitled to receive a low double-digit percentage of the sublicensing income received by the Company. As of December 31, 2025, the Company is obligated to make contingent milestone payments totaling up to $25.9 million upon the achievement of certain clinical and regulatory milestones. As of December 31, 2025, the Company recorded a $0.5 million liability for milestones that had been achieved but remained unpaid, which is included in the accrued research and development liabilities in the consolidated balance sheet. For the years ended December 31, 2025 and 2024, the Company recognized research and development expenses of $3.0 million and $3.6 million, respectively, in connection with the Leidos Agreements.
Lawrence Livermore National Security License and Cooperative Research and Development Agreements
In May 2018, the Company entered into a cooperative research and development agreement (“LLNS CRADA”) with Lawrence Livermore National Security, LLC (“LLNS”) to explore new knowledge therapeutics possibilities to KRAS drug discovery utilizing LLNS’s high-performance computing systems. The Company and LLNS executed subsequent amendments to the LLNS CRADA between December 2019 and November 2025 to clarify the scope and provide for term extensions. In July 2022, the Company entered into an exclusive patent license agreement for KRAS G12C inhibitors and an exclusive patent license agreement for PI3Kα breaker compounds. In December 2024, the Company entered into an exclusive license agreement with LLNS for research and development of a Pan KRAS inhibitor. These three agreements are collectively referred to as the LLNS Agreements. In July 2025, BBOT entered into an exclusive license agreement with LLNS for research and development of Pan KRAS inhibitor for non-oncology
indications. In November 2025, the Company and LLNS executed three separate amendments to the existing agreements for Pan KRAS inhibitors, PI3Kα breakers, and KRAS G12C inhibitors. These amendments were made to include new patent applications within the scope of patent rights. In November 2025, the Company and LLNS executed an amendment to extend the LLNS CRADA expiration date by six months to June 2026.
Upon execution of the LLNS Agreements, the Company paid initial upfront cash fees of $0.2 million. In addition, under the terms of the LLNS Agreements, the Company is required to pay LLNS certain annual license maintenance fees of $0.1 million and royalties to LLNS on net sales for such licensed compounds. With respect to such royalty obligations, the Company agreed to pay LLNS low single-digit percentage tiered royalties on annual net sales of licensed products, with a minimum royalty requirement ranging between $0.1 million and $0.5 million, depending on the anniversary of the first commercial sale of the products. The Company’s obligation to pay royalties continues on a country-by-country
basis until the expiration of all licensed patent rights covering licensed products in such country. LLNS is also entitled to receive half of the Company’s sublicensing income, capped at $2.0 million per year for each indication. As of December 31, 2025, the Company is required to make contingent milestone payments totaling up to $21.1 million upon the achievement of certain clinical, regulatory, and sales milestones. For the years ended December 31, 2025 and 2024, the Company recognized research and development expenses of $0.8 million and $2.1 million, respectively, in connection with the LLNS Agreements.